CONSOLIDATED STATEMENTS OF CAPITALIZATION (Parenthetical) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	450.0	450.0
Common Stock, Shares, Outstanding	199.7	199.7
Garfield Industrial Authority, January 1, 2025 [Member]
Debt Instrument, Maturity Date	Jan. 01, 2025
Muskogee Industrial Authority, Janaury 1, 2025 [Member]
Debt Instrument, Maturity Date	Jan. 01, 2025
Muskogee Industrial Authority, June 1, 2027 [Member]
Debt Instrument, Maturity Date	Jun. 01, 2027
Senior Notes [Member] | Series Due November 24, 2017 [Member] | OGE Energy [Member]
Debt Instrument, Maturity Date		Nov. 24, 2017
Debt Instrument, Interest Rate, Stated Percentage	1.87%
Senior Notes [Member] | Series Due January 15, 2016 [Member] | OG&E [Member]
Debt Instrument, Maturity Date
Senior Notes [Member] | Series Due July 15, 2017 [Member] | OG&E [Member]
Debt Instrument, Maturity Date	Jul. 15, 2017
Debt Instrument, Interest Rate, Stated Percentage	6.50%
Senior Notes [Member] | Series Due September 1, 2018 [Member] | OG&E [Member]
Debt Instrument, Maturity Date	Sep. 01, 2018
Debt Instrument, Interest Rate, Stated Percentage	6.35%
Senior Notes [Member] | Series Due January 15, 2019 [Member] | OG&E [Member]
Debt Instrument, Maturity Date	Jan. 15, 2019
Debt Instrument, Interest Rate, Stated Percentage	8.25%
Senior Notes [Member] | Series Due July 15, 2027 [Member] | OG&E [Member]
Debt Instrument, Maturity Date	Jul. 15, 2027
Debt Instrument, Interest Rate, Stated Percentage	6.65%
Senior Notes [Member] | Series Due April 15, 2028 [Member] | OG&E [Member]
Debt Instrument, Maturity Date	Apr. 15, 2028
Debt Instrument, Interest Rate, Stated Percentage	6.50%
Senior Notes [Member] | Series Due January 15, 2036 [Member] | OG&E [Member]
Debt Instrument, Maturity Date	Jan. 15, 2036
Debt Instrument, Interest Rate, Stated Percentage	5.75%
Senior Notes [Member] | Series Due February 1, 2038 [Member] | OG&E [Member]
Debt Instrument, Maturity Date	Feb. 01, 2038
Debt Instrument, Interest Rate, Stated Percentage	6.45%
Senior Notes [Member] | Series Due June 1, 2040 [Member] | OG&E [Member]
Debt Instrument, Maturity Date	Jun. 01, 2040
Debt Instrument, Interest Rate, Stated Percentage	5.85%
Senior Notes [Member] | Series Due May 15, 2041 [Member] | OG&E [Member]
Debt Instrument, Maturity Date	May 15, 2041
Debt Instrument, Interest Rate, Stated Percentage	5.25%
Senior Notes [Member] | Series Due May 1, 2043 [Member] | OG&E [Member]
Debt Instrument, Maturity Date	May 01, 2043
Debt Instrument, Interest Rate, Stated Percentage	3.90%
Senior Notes [Member] | Series Due March 15, 2044 [Member] | OG&E [Member]
Debt Instrument, Maturity Date	Mar. 15, 2044
Debt Instrument, Interest Rate, Stated Percentage	4.55%
Senior Notes [Member] | Series Due December 15, 2044 [Member] | OG&E [Member]
Debt Instrument, Maturity Date	Dec. 15, 2044
Debt Instrument, Interest Rate, Stated Percentage	4.00%
Senior Notes [Member] | Series due April 1, 2047 [Member] | OG&E [Member]
Debt Instrument, Maturity Date	Apr. 01, 2047
Debt Instrument, Interest Rate, Stated Percentage	4.15%
Senior Notes [Member] | Series due August 15, 2047 [Member] [Domain] | OG&E [Member]
Debt Instrument, Maturity Date	Aug. 15, 2047
Debt Instrument, Interest Rate, Stated Percentage	3.85%
Long-term Debt [Member] | Due August 31, 2062 [Member] | OG&E [Member]
Debt Instrument, Maturity Date	Aug. 31, 2062
Debt Instrument, Interest Rate, Stated Percentage	3.70%
Minimum [Member] | Debentures Subject to Mandatory Redemption [Member] | Garfield Industrial Authority, January 1, 2025 [Member]
Debt Instrument, Interest Rate, Stated Percentage	0.65%
Minimum [Member] | Debentures Subject to Mandatory Redemption [Member] | Muskogee Industrial Authority, Janaury 1, 2025 [Member]
Debt Instrument, Interest Rate, Stated Percentage	0.65%
Minimum [Member] | Debentures Subject to Mandatory Redemption [Member] | Muskogee Industrial Authority, June 1, 2027 [Member]
Debt Instrument, Interest Rate, Stated Percentage	0.66%
Maximum [Member] | Debentures Subject to Mandatory Redemption [Member] | Garfield Industrial Authority, January 1, 2025 [Member]
Debt Instrument, Interest Rate, Stated Percentage	1.86%
Maximum [Member] | Debentures Subject to Mandatory Redemption [Member] | Muskogee Industrial Authority, Janaury 1, 2025 [Member]
Debt Instrument, Interest Rate, Stated Percentage	1.80%
Maximum [Member] | Debentures Subject to Mandatory Redemption [Member] | Muskogee Industrial Authority, June 1, 2027 [Member]
Debt Instrument, Interest Rate, Stated Percentage	1.80%